Net fee and commission income	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Fee And Commission Income Expense Explanatory
Note 4

Net fee and commission income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Fee and commission income
Underwriting fees 1,463 1,085 741
M&A and corporate finance fees 1,102 736 774
Brokerage fees 4,382 4,132 3,248
Investment fund fees 5,790 5,289 4,858
Portfolio management and related services 9,762 8,009 7,656
Other 1,874 1,710 1,832
Total fee and commission income

24,372 20,961 19,110
of which: recurring 15,410 13,009 12,544
of which: transaction-based 8,692 7,491 6,402
of which: performance-based 269 461 163
Fee and commission expense
Brokerage fees paid 259 274 310
Distribution fees paid 611 589 590
Other 1,115 912 797
Total fee and commission expense 1,985 1,775 1,696
Net fee and commission income 22,387 19,186 17,413
of which: net brokerage fees 4,123 3,858 2,938
1 For the

year ended 31

December 2021, reflects

third-party fee and

commission income of

USD
14,545

million for Global

Wealth Management, USD
1,644

million for Personal

& Corporate Banking,

USD
3,337
million for Asset

Management, USD
4,814

million for

the Investment Bank

and USD

million for Group

Functions (for the

year ended

31 December 2020:

USD
12,475

million for Global

Wealth Management,
USD 1,426

million for Personal & Corporate Banking, USD
3,129

million for Asset Management, USD
3,882

million for the Investment Bank and USD

million for Group Functions; for the year ended 31 December
2019: USD 11,694

million for Global Wealth Management,

USD
1,307

million for Personal &

Corporate Banking, USD
2,659

million for Asset Management,

USD
3,355

million for the Investment Bank and

USD
94
million for Group Functions).

UBS AG
Entity [Table]
Disclosure Of Fee And Commission Income Expense Explanatory
Note 4

Net fee and commission income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Fee and commission income
Underwriting fees 1,512 1,104 784
M&A and corporate finance fees 1,102 736 774
Brokerage fees 4,383 4,132 3,248
Investment fund fees 5,790 5,289 4,859
Portfolio management and related services 9,762 8,009 7,656
Other 1,874 1,712 1,836
Total fee and commission income
1
24,422 20,982 19,156
of which: recurring 15,410 13,010 12,545
of which: transaction-based 8,743 7,512 6,449
of which: performance-based 269 461 163
Fee and commission expense
Brokerage fees paid 259 274 310
Distribution fees paid 611 589 590
Other 1,115 911 796
Total fee and commission expense 1,985 1,775 1,696
Net fee and commission income 22,438 19,207 17,460
of which: net brokerage fees 4,124 3,858 2,938
1 For the

year ended 31

December 2021, reflects

third-party fee and

commission income of

USD
14,545

million for Global

Wealth Management, USD
1,645

million for Personal

& Corporate Banking,

USD
3,337
million for Asset Management, USD 4,863

million for the Investment Bank and USD
33

million for Group Functions (for the year ended 31

December 2020: USD
12,475

million for Global Wealth Management, USD
1,427

million for Personal & Corporate Banking, USD
3,129

million for Asset Management, USD
3,901

million for the Investment Bank and USD

million for Group Functions; for the year ended 31 December 2019:
USD 11,694

million for Global Wealth Management, USD
1,307

million for Personal & Corporate Banking,

USD
2,659

million for Asset Management, USD
3,397

million for the Investment Bank and USD

million
for Group Functions).